Nifty India Financials ETF

Schedule of Investments

July 31, 2023 (Unaudited)

Description	Shares	Fair Value

COMMON STOCK — 101.5%

India — 101.5%
Financials — 101.5%
Axis Bank	27,046	$313,673
Bajaj Finance	3,461	307,194
Bajaj Finserv	16,318	317,100
Cholamandalam Investment and Finance	22,646	311,707
HDFC Asset Management	4,799	147,852
HDFC Bank	63,966	1,284,161
HDFC Life Insurance	39,017	306,851
ICICI Bank	111,721	1,356,022
ICICI Lombard General Insurance	15,518	261,405
ICICI Prudential Life Insurance	23,598	166,264
Indian Energy Exchange	46,048	68,667
Kotak Mahindra Bank	26,151	590,290
LIC Housing Finance	18,380	93,276
Muthoot Finance	6,585	108,116
Power Finance	70,574	224,296
REC	75,190	185,532
SBI Cards & Payment Services	17,821	185,330
SBI Life Insurance	20,160	314,268
Shriram Transport Finance	15,131	348,276
State Bank of India	43,998	331,769
		7,222,049
Total Common Stock (Cost $5,554,643)		7,222,049

Total Investments - 101.5% (Cost $5,554,643)		$7,222,049

Percentages based on Net Assets of $7,118,431.

IND-QH-001-0600

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